Reclassifications Out of Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
18.	Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

During the year ended 31 March 2013, US$106.5 million (A$105.0 million) of available-for-sale securities held by AICF matured, resulting in a realised gain of US$2.7 million (A$2.6 million). Accordingly, US$2.7 million (A$2.6 million) was reclassified out of Accumulated Other Comprehensive Income and is reflected as a component of Net Interest Income (Expense) on the consolidated statements of operations and comprehensive income (loss).

(Millions of US dollars)	Pension and Post-Retirement Benefit Adjustment	Unrealised Gain on Investments	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2012	$(0.3)	$2.6	$47.1	$49.4
Other comprehensive income before reclassifications	-	3.6	(2.9)	0.7
Amounts reclassified from accumulated other comprehensive income to interest income	-	(2.7)	-	(2.7)

Net current-period other comprehensive income	-	0.9	(2.9)	(2.0)

Balance at 31 March 2013	$(0.3)	$3.5	$44.2	$47.4